Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 23, 2021	Sep. 20, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of private placement			$ 205,036		$ 351,091
Income tax description			Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.		Uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Accrued penalties and interest
Number of shares issued					35,109,231
Warrants or options outstanding					35,109,231
Value of equity			$ 205,036		$ 351,093
Share price			$ 0.01		$ 0.01
Volatility [Member]
Warrants and rights outstanding, measurement input			865		8.65
Expected Life [Member]
Warrants and rights outstanding, term			1 year 7 days		1 year 7 days
Discount Rate [Member]
Warrants and rights outstanding, measurement input			0.37		0.37
Common Stock [Member]
Number of shares issued			20,500,000		35,109,000
Value of equity			$ 2,051		$ 3,511
VitaNova Partners [Member]
Ownership percentage			22.50%		28.75%	28.75%
Cash held in bank					$ 65,179
Private Placement [Member]
Proceeds from issuance of private placement	$ 205,036	$ 351,093			$ 556,127
Number of shares issued					55,612,900
Warrants or options outstanding					55,612,900
Warrant exercise price					$ 0.20
Warrant maturity date					Sep. 30, 2022
Value of equity					$ 351,092